Income Tax - Summary of Components of Income Tax Expense (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current income tax charge	¥ 10,143	¥ 9,174	¥ 10,685
Over provision in prior years	(1,912)
Deferred tax	(4,609)	(73)	(538)
Income tax expense reported in profit or loss	¥ 3,622	¥ 9,101	¥ 10,147